Fair Value Measurements - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 03, 2021 USD ($) $ / shares shares	May 04, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021	Oct. 31, 2020 $ / shares shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants exercised (in shares)	16,200,000
Stock issued upon conversion (in shares)		11,500,000
Proceeds from exercise of warrants | $			$ 188,378
Level 3 | Dividend yield | Monte Carlo simulation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input				0
Level 3 | Risk free rate | Monte Carlo simulation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input				1.16
Level 3 | Price volatility | Monte Carlo simulation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input				59.2
Minimum | Level 3 | Exercise price | Monte Carlo simulation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input			10.00	10.00
Maximum | Level 3 | Exercise price | Monte Carlo simulation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input			18.00	18.00
Public warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants outstanding (in shares)			0		15,333,333
Warrant redemption price (in dollars per share) | $ / shares	$ 0.10
Warrants exercised, cash (in shares)	16,100,000
Warrants, exercise price (in dollars per share) | $ / shares	$ 11.50
Warrants exercised, cashless basis (in shares)	74,104
Stock issued upon conversion (in shares)	26,732
Warrants redeemed (in shares)	75,016
Proceeds from exercise of warrants | $	$ 185,400
Public warrants, initial public offer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants exercised (in shares)	15,300,000
Public warrants, converted from private warrant sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants exercised (in shares)	900,000
Private placement warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants outstanding (in shares)			7,000,000		9,333,333
Warrants exercised (in shares)	300,000
Warrants, exercise price (in dollars per share) | $ / shares					$ 11.50
Proceeds from exercise of warrants | $	$ 3,000